COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

We, and our subsidiaries, are defendants in various legal actions (including proceedings based on alleged exposures to asbestos) incidental to our past and current business activities. As of June 30, 2016, December 31, 2015 and June 30, 2015, our condensed balance sheets included liabilities for these legal actions of $22.1 million, $21.2 million and $22.4 million, respectively. These liabilities do not include costs associated with legal representation. Based on our analysis, and considering the inherent uncertainties associated with litigation, we do not believe that it is reasonably possible that these legal actions will materially adversely affect our financial position, cash flows or results of operations. In connection with the Acquisition, TDCC retained liabilities related to litigation to the extent arising prior to the Closing Date.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. In certain instances such as environmental projects, we are responsible for managing the cleanup and remediation of an environmental site. There exists the possibility of recovering a portion of these costs from other parties. We account for gain contingencies in accordance with the provisions of ASC 450 “Contingencies” (ASC 450) and, therefore, do not record gain contingencies and recognize income until it is earned and realizable.

For the six months ended June 30, 2016, we recognized an insurance recovery of $11.0 million in other operating (expense) income for property damage and business interruption related to a 2008 chlor alkali facility incident.

For the three months ended June 30, 2015, we recognized insurance recoveries of $52.2 million for property damage and business interruption related to the portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. Cost of goods sold was reduced by $9.0 million and selling and administration was reduced by $0.9 million for the reimbursement of costs incurred and expensed in prior periods and other operating (expense) income included a gain of $42.3 million. The condensed statement of cash flows for the six months ended June 30, 2015 included $24.0 million for the property damage portion of the insurance recoveries within proceeds from disposition of property, plant and equipment and gains on disposition of property, plant and equipment.